Note 4 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Valuation of financial instruments at fair value on a non-recurring basis

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of September 30, 2012 and December 31, 2011:

	Fair Value Measurements at September 30, 2012
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
Convertible debentures, net of discounts of $157,003	–	–	25,997
Short term debt	–	35,000	–
Derivative liability	–	–	357,860
Total liabilities	–	35,000	383,857
	$–	$(35,000)	$(383,857)

Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
None	$–	$–	$–
Total assets	–	–	–
Liabilities
None	–	–	–
Total liabilities	–	–	–
	$–	$–	$–